Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expenses

The income tax expenses comprise:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current income tax expense	12,940	14,142	7,845	1,122
Deferred income tax benefit	(4,460)	(1,545)	(88,214)	(12,615)
Income tax expenses (benefit)	8,480	12,597	(80,369)	(11,493)

Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate

A reconciliation of the differences between the statutory tax rate and the effective tax rate for CIT for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the years ended December 31,
	2023	2024	2025
Income tax computed at PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax-preferential entities	(23.0)%	(17.0)%	(0.5)%
Non-deductible expenses and others	(34.0)%	24.1%	(12.6)%
Effective income tax rate	(32.0)%	32.1%	11.9%

Schedule of Components of Deferred Taxes

The components of deferred taxes are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Allowance for credit losses	3,870	33,941	4,854
Net operating losses carried forward	3,635	3,347	478
	7,505	37,288	5,332

The components of deferred tax liabilities are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax liabilities
Intangible assets acquired through acquisition	58,400	-	-
	58,400	-	-